Quarterly Holdings Report
for

Fidelity® SAI International Index Fund

July 31, 2021

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SV7-QTLY-0921
1.9867768.105

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.8%
	Shares	Value
Australia - 6.1%
Afterpay Ltd. (a)	71,105	$5,043,758
AGL Energy Ltd.	204,783	1,086,524
Ampol Ltd.	78,192	1,621,019
APA Group unit	386,841	2,705,408
Aristocrat Leisure Ltd.	188,370	5,756,119
ASX Ltd.	63,426	3,578,858
Aurizon Holdings Ltd.	607,335	1,720,374
AusNet Services	625,358	837,527
Australia & New Zealand Banking Group Ltd.	932,177	18,955,804
BHP Group Ltd.	965,120	37,908,776
BlueScope Steel Ltd.	165,099	2,930,810
Brambles Ltd.	481,981	4,110,014
Cochlear Ltd.	21,537	3,877,581
Coles Group Ltd.	437,203	5,611,516
Commonwealth Bank of Australia	581,217	42,503,325
Computershare Ltd.	177,671	2,033,988
Crown Ltd. (a)	115,677	730,899
CSL Ltd.	149,069	31,605,103
Dexus unit	355,791	2,684,079
Dominos Pizza Enterprises Ltd.	19,872	1,701,115
Endeavour Group Ltd. (a)	440,321	2,142,349
Evolution Mining Ltd.	560,375	1,718,946
Fortescue Metals Group Ltd.	554,799	10,141,839
Goodman Group unit	544,602	9,048,216
Insurance Australia Group Ltd.	808,290	2,876,844
Lendlease Group unit	225,230	2,011,519
Macquarie Group Ltd.	112,591	12,963,848
Magellan Financial Group Ltd.	45,223	1,621,844
Medibank Private Ltd.	902,105	2,191,252
Mirvac Group unit	1,290,262	2,708,016
National Australia Bank Ltd.	1,079,917	20,549,450
Newcrest Mining Ltd.	267,589	5,201,846
Northern Star Resources Ltd.	362,329	2,717,448
Orica Ltd.	133,463	1,213,499
Origin Energy Ltd.	577,695	1,742,399
Qantas Airways Ltd.	306,659	1,032,941
QBE Insurance Group Ltd.	483,555	3,864,391
Ramsay Health Care Ltd.	59,972	2,822,830
REA Group Ltd.	17,325	2,055,337
Reece Ltd.	95,173	1,642,002
Rio Tinto Ltd.	121,602	11,906,084
Santos Ltd.	614,686	2,909,513
Scentre Group unit	1,701,783	3,247,019
SEEK Ltd.	109,992	2,362,605
Sonic Healthcare Ltd.	148,712	4,367,475
South32 Ltd.	1,566,656	3,414,581
Stockland Corp. Ltd. unit	782,677	2,527,217
Suncorp Group Ltd.	419,568	3,553,166
Sydney Airport unit (a)	433,382	2,483,872
Tabcorp Holdings Ltd.	727,676	2,643,325
Telstra Corp. Ltd.	1,363,126	3,781,247
The GPT Group unit	638,506	2,188,211
Transurban Group unit	897,210	9,415,371
Treasury Wine Estates Ltd.	236,414	2,066,295
Vicinity Centres unit	1,269,839	1,449,060
Washington H. Soul Pattinson & Co. Ltd. (b)	35,299	845,771
Wesfarmers Ltd.	371,462	16,666,604
Westpac Banking Corp.	1,201,762	21,586,585
WiseTech Global Ltd.	47,891	1,082,109
Woodside Petroleum Ltd.	315,447	5,071,963
Woolworths Group Ltd.	414,650	11,794,315

TOTAL AUSTRALIA		382,631,801

Austria - 0.2%
Erste Group Bank AG	91,512	3,550,870
OMV AG	48,290	2,607,568
Raiffeisen International Bank-Holding AG	48,565	1,149,900
Verbund AG	22,317	2,060,965
Voestalpine AG	38,053	1,678,319

TOTAL AUSTRIA		11,047,622

Bailiwick of Jersey - 0.7%
Experian PLC	300,533	13,231,211
Ferguson PLC	73,704	10,337,060
Glencore Xstrata PLC	3,273,740	14,702,856
WPP PLC	401,772	5,196,130

TOTAL BAILIWICK OF JERSEY		43,467,257

Belgium - 0.7%
Ageas	57,379	3,033,014
Anheuser-Busch InBev SA NV	249,639	15,755,257
Colruyt NV	17,394	989,176
Elia System Operator SA/NV	10,168	1,203,164
Groupe Bruxelles Lambert SA	37,013	4,307,244
KBC Groep NV	81,899	6,596,668
Proximus	49,813	1,023,746
Sofina SA	5,052	2,368,408
Solvay SA Class A	24,297	3,242,511
UCB SA	41,433	4,482,471
Umicore SA	64,568	4,004,323

TOTAL BELGIUM		47,005,982

Bermuda - 0.1%
CK Infrastructure Holdings Ltd.	219,000	1,323,105
Hongkong Land Holdings Ltd.	382,620	1,737,095
Jardine Matheson Holdings Ltd.	70,761	4,206,034

TOTAL BERMUDA		7,266,234

Cayman Islands - 0.5%
Budweiser Brewing Co. APAC Ltd. (c)	566,300	1,581,325
Chow Tai Fook Jewellery Group Ltd.	656,000	1,372,585
CK Asset Holdings Ltd.	657,425	4,479,473
CK Hutchison Holdings Ltd.	885,500	6,472,195
ESR Cayman Ltd. (a)(c)	651,400	2,288,364
Futu Holdings Ltd. ADR (a)(b)	16,406	1,680,959
Melco Crown Entertainment Ltd. sponsored ADR (a)	66,701	928,478
Sands China Ltd. (a)	799,600	2,731,820
Sea Ltd. ADR (a)	4,512	1,246,034
WH Group Ltd. (c)	3,149,000	2,609,596
Wharf Real Estate Investment Co. Ltd.	547,000	3,086,538
Wynn Macau Ltd. (a)	520,800	669,501
Xinyi Glass Holdings Ltd.	596,000	2,224,124

TOTAL CAYMAN ISLANDS		31,370,992

Denmark - 2.4%
A.P. Moller - Maersk A/S:
Series A	1,049	2,805,251
Series B	2,002	5,555,997
Ambu A/S Series B	54,893	2,030,805
Carlsberg A/S Series B	33,734	6,237,374
Christian Hansen Holding A/S	34,590	3,110,949
Coloplast A/S Series B	38,922	7,119,045
Danske Bank A/S	226,009	3,964,438
Demant A/S (a)	35,499	2,169,792
DSV Panalpina A/S	67,805	16,521,454
Genmab A/S (a)	21,473	9,707,535
GN Store Nord A/S	41,959	3,677,351
Novo Nordisk A/S Series B	564,136	52,222,835
Novozymes A/S Series B	68,184	5,357,081
ORSTED A/S (c)	61,994	9,207,656
Pandora A/S	32,771	4,243,351
Rockwool International A/S Series B	2,815	1,493,463
Tryg A/S	117,962	2,916,602
Vestas Wind Systems A/S	330,921	12,200,436

TOTAL DENMARK		150,541,415

Finland - 1.2%
Elisa Corp. (A Shares)	46,573	2,993,294
Fortum Corp.	145,529	4,012,009
Kesko Oyj	89,562	3,840,682
Kone OYJ (B Shares)	111,393	9,226,011
Neste Oyj	138,626	8,521,545
Nokia Corp. (a)	1,766,730	10,855,398
Nordea Bank ABP (Stockholm Stock Exchange)	1,061,472	12,430,274
Orion Oyj (B Shares)	34,820	1,482,445
Sampo Oyj (A Shares)	163,354	7,871,290
Stora Enso Oyj (R Shares)	190,632	3,773,099
UPM-Kymmene Corp.	174,771	7,140,173
Wartsila Corp.	155,099	2,334,785

TOTAL FINLAND		74,481,005

France - 9.5%
Accor SA (a)	55,910	1,980,412
Aeroports de Paris SA (a)	9,756	1,182,766
Air Liquide SA	155,193	26,989,396
Alstom SA	91,228	3,783,344
Amundi SA (c)	19,897	1,838,659
Arkema SA	20,130	2,561,046
Atos Origin SA	32,456	1,552,358
AXA SA	633,770	16,412,773
bioMerieux SA	13,591	1,621,100
BNP Paribas SA	368,529	22,472,602
Bollore SA	289,590	1,618,695
Bouygues SA	74,913	2,887,242
Bureau Veritas SA	96,158	3,175,637
Capgemini SA	52,517	11,353,864
Carrefour SA	201,235	3,738,277
CNP Assurances	56,411	960,601
Compagnie de St. Gobain	165,822	11,852,682
Compagnie Generale des Etablissements Michelin SCA Series B	55,501	9,065,674
Covivio	17,048	1,602,486
Credit Agricole SA	382,405	5,334,665
Danone SA	213,740	15,721,339
Dassault Aviation SA	787	937,313
Dassault Systemes SA	216,293	11,935,989
Edenred SA	80,829	4,696,369
EDF SA	152,474	1,856,654
Eiffage SA	27,295	2,782,625
ENGIE	598,704	7,991,312
Essilor International SA	93,507	17,654,454
Eurazeo SA	12,331	1,195,079
Faurecia SA	38,467	1,717,113
Gecina SA	15,046	2,388,997
Getlink SE	144,588	2,316,344
Hermes International SCA	10,374	15,862,637
Iliad SA	4,892	1,056,461
Ipsen SA	12,373	1,322,440
Kering SA	24,579	22,048,402
Klepierre SA	67,675	1,641,715
L'Oreal SA	82,543	37,762,912
La Francaise des Jeux SAEM (c)	31,400	1,679,896
Legrand SA	87,631	9,875,658
LVMH Moet Hennessy Louis Vuitton SE	90,953	72,823,098
Orange SA	653,449	7,272,327
Orpea	16,962	2,153,972
Pernod Ricard SA	68,627	15,150,174
Publicis Groupe SA	73,072	4,613,198
Remy Cointreau SA	7,454	1,637,595
Renault SA (a)	63,064	2,395,780
Safran SA	112,040	14,663,166
Sanofi SA	371,251	38,266,079
Sartorius Stedim Biotech	9,060	5,172,736
Schneider Electric SA	176,491	29,560,215
SCOR SE	52,067	1,457,024
SEB SA	9,084	1,509,703
Societe Generale Series A	265,605	7,778,437
Sodexo SA (a)	29,086	2,480,785
SR Teleperformance SA	19,238	8,115,175
Suez Environnement SA	113,095	2,638,906
Thales SA	35,111	3,686,063
Total SA	818,592	35,696,124
Ubisoft Entertainment SA (a)	30,345	1,923,686
Valeo SA	75,328	2,178,544
Veolia Environnement SA	176,638	5,799,979
VINCI SA	174,412	18,457,213
Vivendi SA	233,125	7,876,467
Wendel SA	8,425	1,183,308
Worldline SA (a)(c)	77,850	7,287,304

TOTAL FRANCE		596,205,046

Germany - 7.6%
adidas AG	62,375	22,649,057
Allianz SE	135,000	33,630,188
BASF AG	300,815	23,637,599
Bayer AG	321,919	19,179,628
Bayerische Motoren Werke AG (BMW)	107,663	10,712,754
Bechtle AG	8,932	1,845,221
Beiersdorf AG	32,996	3,920,022
Brenntag AG	50,455	5,039,559
Carl Zeiss Meditec AG	13,154	2,930,419
Commerzbank AG (a)	328,323	2,118,734
Continental AG	36,025	4,897,392
Covestro AG (c)	63,292	4,073,848
Daimler AG (Germany)	280,383	25,038,454
Delivery Hero AG (a)(c)	51,447	7,701,860
Deutsche Bank AG (a)	676,984	8,559,144
Deutsche Borse AG	62,224	10,389,211
Deutsche Lufthansa AG (a)(b)	92,951	1,052,792
Deutsche Post AG	324,688	22,004,511
Deutsche Telekom AG	1,091,612	22,655,505
Deutsche Wohnen SE (Bearer)	106,221	6,632,885
E.ON AG	735,671	9,051,538
Evonik Industries AG	68,548	2,382,531
Fresenius Medical Care AG & Co. KGaA	67,153	5,293,085
Fresenius SE & Co. KGaA	136,958	7,200,512
GEA Group AG	50,239	2,228,295
Hannover Reuck SE	19,723	3,319,950
HeidelbergCement AG	48,730	4,322,730
HelloFresh AG (a)	54,103	5,075,329
Henkel AG & Co. KGaA	33,171	3,016,108
Infineon Technologies AG	427,726	16,345,196
KION Group AG	23,617	2,507,402
Knorr-Bremse AG	23,764	2,691,028
Lanxess AG	27,204	1,970,452
LEG Immobilien AG	23,497	3,716,907
Merck KGaA	42,322	8,667,802
MTU Aero Engines AG	17,501	4,382,555
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	45,883	12,404,303
Nemetschek Se	18,874	1,666,658
Puma AG	34,560	4,243,169
Rational AG	1,677	1,821,839
RWE AG	210,551	7,495,481
SAP SE	342,079	49,092,246
Scout24 AG (c)	29,333	2,512,987
Siemens AG	250,608	39,103,158
Siemens Healthineers AG (c)	87,992	5,811,907
Symrise AG	42,125	6,211,368
TeamViewer AG (a)(c)	52,708	1,772,580
Telefonica Deutschland Holding AG	340,999	919,856
Uniper SE	28,484	1,113,352
United Internet AG	31,723	1,313,336
Volkswagen AG	10,702	3,554,669
Vonovia SE	176,010	11,729,927
Zalando SE (a)(b)(c)	71,073	7,904,938

TOTAL GERMANY		479,511,977

Hong Kong - 2.2%
AIA Group Ltd.	3,963,400	47,425,110
Bank of East Asia Ltd.	434,742	716,071
BOC Hong Kong (Holdings) Ltd.	1,215,000	3,908,688
CLP Holdings Ltd.	539,000	5,562,600
Galaxy Entertainment Group Ltd. (a)	713,000	4,835,205
Hang Lung Properties Ltd.	665,000	1,720,016
Hang Seng Bank Ltd.	251,200	4,819,611
Henderson Land Development Co. Ltd.	477,021	2,133,079
Hong Kong & China Gas Co. Ltd.	3,674,074	5,975,289
Hong Kong Exchanges and Clearing Ltd.	394,660	25,189,497
Link (REIT)	683,229	6,532,356
MTR Corp. Ltd.	506,935	3,003,977
New World Development Co. Ltd.	499,845	2,370,214
Power Assets Holdings Ltd.	456,500	2,948,894
Sino Land Ltd.	1,084,152	1,660,167
SJM Holdings Ltd. (a)	594,000	535,056
Sun Hung Kai Properties Ltd.	427,500	6,122,742
Swire Pacific Ltd. (A Shares)	155,500	965,478
Swire Properties Ltd.	365,200	1,038,575
Techtronic Industries Co. Ltd.	450,500	8,052,148

TOTAL HONG KONG		135,514,773

Ireland - 0.8%
CRH PLC	257,159	12,852,578
DCC PLC (United Kingdom)	32,285	2,704,237
Flutter Entertainment PLC (Ireland) (a)	54,553	9,312,272
James Hardie Industries PLC CDI	145,488	4,882,426
Kerry Group PLC Class A	52,103	7,725,898
Kingspan Group PLC (Ireland)	50,576	5,501,613
Smurfit Kappa Group PLC	80,232	4,527,485

TOTAL IRELAND		47,506,509

Isle of Man - 0.1%
Entain PLC (a)	191,842	4,843,886
Israel - 0.6%
Azrieli Group	13,368	1,068,613
Bank Hapoalim BM (Reg.)	372,588	2,973,788
Bank Leumi le-Israel BM (a)	476,662	3,654,040
Check Point Software Technologies Ltd. (a)	36,751	4,671,052
CyberArk Software Ltd. (a)	12,725	1,807,332
Elbit Systems Ltd. (Israel)	8,751	1,157,596
Icl Group Ltd.	231,256	1,684,788
Israel Discount Bank Ltd. (Class A) (a)	382,205	1,797,221
Mizrahi Tefahot Bank Ltd. (a)	46,054	1,398,218
NICE Systems Ltd. (a)	20,558	5,756,240
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	359,636	3,470,487
Wix.com Ltd. (a)	18,238	5,446,596

TOTAL ISRAEL		34,885,971

Italy - 1.6%
Amplifon SpA	40,809	2,017,715
Assicurazioni Generali SpA	360,861	7,213,002
Atlantia SpA (a)	162,474	2,948,842
DiaSorin SpA	8,252	1,675,376
Enel SpA	2,665,013	24,559,533
Eni SpA	826,806	9,777,491
FinecoBank SpA (a)	199,685	3,580,386
Infrastrutture Wireless Italiane SpA (c)	110,365	1,248,720
Intesa Sanpaolo SpA	5,410,049	14,945,520
Mediobanca SpA (a)	203,496	2,386,452
Moncler SpA	63,493	4,368,477
Nexi SpA (a)(c)	143,970	3,087,782
Poste Italiane SpA (c)	171,038	2,266,324
Prysmian SpA	83,507	2,993,599
Recordati SpA	34,299	2,123,058
Snam Rete Gas SpA	660,460	3,998,834
Telecom Italia SpA	3,354,241	1,475,799
Telecom Italia SpA (Risparmio Shares)	1,891,251	882,816
Terna SpA	461,646	3,671,295
UniCredit SpA	696,330	8,349,425

TOTAL ITALY		103,570,446

Japan - 20.4%
ABC-MART, Inc.	10,900	598,131
ACOM Co. Ltd.	120,800	494,410
Advantest Corp.	65,400	5,773,578
AEON Co. Ltd.	214,500	5,869,759
AGC, Inc.	63,430	2,712,466
Aisin Seiki Co. Ltd.	48,290	1,943,397
Ajinomoto Co., Inc.	153,100	3,900,517
Ana Holdings, Inc. (a)	52,900	1,239,616
Asahi Group Holdings	149,600	6,731,181
ASAHI INTECC Co. Ltd.	68,400	1,844,284
Asahi Kasei Corp.	411,500	4,487,374
Astellas Pharma, Inc.	610,200	9,718,889
Azbil Corp.	40,500	1,570,826
Bandai Namco Holdings, Inc.	65,500	4,238,123
Bridgestone Corp.	187,100	8,242,669
Brother Industries Ltd.	77,400	1,562,746
Canon, Inc.	327,800	7,548,602
Capcom Co. Ltd.	57,800	1,583,237
Casio Computer Co. Ltd.	60,400	984,461
Central Japan Railway Co.	47,300	6,880,484
Chiba Bank Ltd.	174,600	993,243
Chubu Electric Power Co., Inc.	211,460	2,537,642
Chugai Pharmaceutical Co. Ltd.	220,100	8,110,803
Concordia Financial Group Ltd.	358,700	1,284,070
Cosmos Pharmaceutical Corp.	6,600	1,118,399
CyberAgent, Inc.	132,600	2,386,594
Dai Nippon Printing Co. Ltd.	74,520	1,756,089
Dai-ichi Mutual Life Insurance Co.	334,000	6,147,283
Daifuku Co. Ltd.	33,200	2,956,693
Daiichi Sankyo Kabushiki Kaisha	557,700	11,044,863
Daikin Industries Ltd.	81,600	17,040,751
Daito Trust Construction Co. Ltd.	21,400	2,504,681
Daiwa House Industry Co. Ltd.	185,400	5,684,408
Daiwa House REIT Investment Corp.	649	1,928,572
Daiwa Securities Group, Inc.	474,100	2,492,981
DENSO Corp.	142,000	9,755,566
Dentsu Group, Inc.	71,000	2,467,534
Disco Corp.	9,400	2,669,067
East Japan Railway Co.	99,100	6,602,277
Eisai Co. Ltd.	77,700	6,391,045
ENEOS Holdings, Inc.	1,006,600	4,228,320
FANUC Corp.	62,900	14,087,571
Fast Retailing Co. Ltd.	19,100	12,953,678
Fuji Electric Co. Ltd.	41,600	1,820,557
FUJIFILM Holdings Corp.	118,000	8,468,012
Fujitsu Ltd.	64,400	10,956,398
GLP J-REIT	1,353	2,423,449
GMO Payment Gateway, Inc.	13,500	1,730,186
Hakuhodo DY Holdings, Inc.	77,000	1,166,528
Hamamatsu Photonics K.K.	46,000	2,545,189
Hankyu Hanshin Holdings, Inc.	75,100	2,207,716
Harmonic Drive Systems, Inc.	14,300	787,311
Hikari Tsushin, Inc.	6,600	1,138,854
Hino Motors Ltd.	94,570	829,066
Hirose Electric Co. Ltd.	10,630	1,584,253
Hisamitsu Pharmaceutical Co., Inc.	16,100	700,766
Hitachi Construction Machinery Co. Ltd.	33,700	952,210
Hitachi Ltd.	317,100	18,239,345
Hitachi Metals Ltd.	70,200	1,368,742
Honda Motor Co. Ltd.	534,300	17,160,579
Hoshizaki Corp.	17,800	1,487,863
Hoya Corp.	122,200	17,159,573
Hulic Co. Ltd.	84,900	961,950
Ibiden Co. Ltd.	34,600	1,819,808
Idemitsu Kosan Co. Ltd.	68,623	1,615,376
Iida Group Holdings Co. Ltd.	48,400	1,160,312
INPEX Corp.	335,900	2,382,392
Isuzu Motors Ltd.	180,800	2,411,816
ITO EN Ltd.	17,600	1,034,775
Itochu Corp.	389,400	11,525,944
ITOCHU Techno-Solutions Corp.	31,600	966,392
Japan Airlines Co. Ltd. (a)	44,700	930,223
Japan Exchange Group, Inc.	167,100	3,800,694
Japan Post Bank Co. Ltd.	133,100	1,128,326
Japan Post Holdings Co. Ltd.	516,200	4,381,734
Japan Post Insurance Co. Ltd.	74,000	1,307,251
Japan Real Estate Investment Corp.	409	2,561,260
Japan Retail Fund Investment Corp.	2,292	2,392,179
Japan Tobacco, Inc.	393,200	7,683,246
JFE Holdings, Inc.	161,200	1,960,152
JSR Corp.	66,800	2,225,550
Kajima Corp.	147,500	1,898,738
Kakaku.com, Inc.	44,100	1,196,716
Kansai Electric Power Co., Inc.	231,100	2,179,938
Kansai Paint Co. Ltd.	58,200	1,422,307
Kao Corp.	158,000	9,513,392
KDDI Corp.	528,500	16,163,434
Keio Corp.	33,800	1,893,279
Keisei Electric Railway Co.	42,500	1,265,760
Keyence Corp.	63,700	35,268,566
Kikkoman Corp.	47,700	2,921,002
Kintetsu Group Holdings Co. Ltd. (a)	56,400	1,894,481
Kirin Holdings Co. Ltd.	269,800	4,934,858
Kobayashi Pharmaceutical Co. Ltd.	17,560	1,395,772
Kobe Bussan Co. Ltd.	44,900	1,508,195
Koei Tecmo Holdings Co. Ltd.	19,330	905,667
Koito Manufacturing Co. Ltd.	34,300	2,082,293
Komatsu Ltd.	287,100	7,194,452
Konami Holdings Corp.	30,600	1,694,799
Kose Corp.	10,900	1,713,915
Kubota Corp.	336,800	7,042,984
Kurita Water Industries Ltd.	32,400	1,565,289
Kyocera Corp.	105,200	6,500,505
Kyowa Hakko Kirin Co., Ltd.	88,500	2,880,778
Lasertec Corp.	24,700	4,636,974
Lawson, Inc.	16,000	800,693
Lion Corp.	73,630	1,271,184
LIXIL Group Corp.	87,300	2,366,621
M3, Inc.	144,600	9,457,807
Makita Corp.	73,420	3,787,951
Marubeni Corp.	512,800	4,364,653
Mazda Motor Corp. (a)	186,500	1,839,805
McDonald's Holdings Co. (Japan) Ltd.	26,200	1,179,782
Medipal Holdings Corp.	60,200	1,128,767
Meiji Holdings Co. Ltd.	40,200	2,488,412
Mercari, Inc. (a)	33,500	1,746,684
Minebea Mitsumi, Inc.	119,110	3,216,078
Misumi Group, Inc.	93,150	3,226,562
Mitsubishi Chemical Holdings Corp.	419,900	3,523,340
Mitsubishi Corp.	413,700	11,603,781
Mitsubishi Electric Corp.	598,300	8,117,286
Mitsubishi Estate Co. Ltd.	387,300	6,075,546
Mitsubishi Gas Chemical Co., Inc.	49,500	1,023,796
Mitsubishi Heavy Industries Ltd.	105,200	3,039,567
Mitsubishi UFJ Financial Group, Inc.	4,005,400	21,159,254
Mitsubishi UFJ Lease & Finance Co. Ltd.	208,600	1,133,272
Mitsui & Co. Ltd.	506,400	11,623,099
Mitsui Chemicals, Inc.	60,500	1,929,279
Mitsui Fudosan Co. Ltd.	300,400	7,025,536
Miura Co. Ltd.	28,800	1,264,044
Mizuho Financial Group, Inc.	790,520	11,296,224
MonotaRO Co. Ltd.	82,200	1,885,194
MS&AD Insurance Group Holdings, Inc.	146,000	4,513,015
Murata Manufacturing Co. Ltd.	188,200	15,617,913
Nabtesco Corp.	37,000	1,389,545
NEC Corp.	80,500	4,082,723
Nexon Co. Ltd.	159,910	3,290,328
NGK Insulators Ltd.	84,800	1,358,060
NH Foods Ltd.	27,100	1,093,055
Nidec Corp.	146,500	16,443,675
Nihon M&A Center, Inc.	99,300	2,751,670
Nintendo Co. Ltd.	36,700	18,867,585
Nippon Building Fund, Inc.	488	3,149,392
Nippon Express Co. Ltd.	25,200	1,840,854
Nippon Paint Holdings Co. Ltd.	233,200	2,958,975
Nippon Prologis REIT, Inc.	677	2,258,621
Nippon Sanso Holdings Corp.	49,800	1,096,276
Nippon Shinyaku Co. Ltd.	16,200	1,213,837
Nippon Steel & Sumitomo Metal Corp.	280,400	4,864,186
Nippon Telegraph & Telephone Corp.	421,800	10,801,506
Nippon Yusen KK	52,900	2,858,296
Nissan Chemical Corp.	40,500	1,985,054
Nissan Motor Co. Ltd. (a)	761,100	4,417,304
Nisshin Seifun Group, Inc.	61,800	996,376
Nissin Food Holdings Co. Ltd.	20,900	1,485,985
Nitori Holdings Co. Ltd.	26,300	4,999,004
Nitto Denko Corp.	49,500	3,677,772
Nomura Holdings, Inc.	1,006,700	5,041,137
Nomura Real Estate Holdings, Inc.	37,900	935,193
Nomura Real Estate Master Fund, Inc.	1,393	2,210,668
Nomura Research Institute Ltd.	115,520	3,706,580
NSK Ltd.	121,200	1,000,247
NTT Data Corp.	206,900	3,204,785
Obayashi Corp.	213,100	1,742,573
OBIC Co. Ltd.	22,900	4,012,014
Odakyu Electric Railway Co. Ltd.	96,900	2,312,629
Oji Holdings Corp.	266,400	1,535,926
Olympus Corp.	381,900	7,859,254
OMRON Corp.	60,800	5,202,965
Ono Pharmaceutical Co. Ltd.	121,300	2,748,199
Oracle Corp. Japan	12,600	938,353
Oriental Land Co. Ltd.	65,600	8,939,611
ORIX Corp.	400,600	6,981,881
ORIX JREIT, Inc.	861	1,640,299
Osaka Gas Co. Ltd.	123,230	2,302,271
Otsuka Corp.	37,400	1,939,802
Otsuka Holdings Co. Ltd.	128,100	5,091,856
Pan Pacific International Holdings Ltd.	135,200	2,813,560
Panasonic Corp.	723,800	8,739,931
PeptiDream, Inc. (a)	31,400	1,289,431
Persol Holdings Co. Ltd.	58,400	1,168,479
Pigeon Corp.	38,000	1,091,108
Pola Orbis Holdings, Inc.	30,200	719,592
Rakuten Group, Inc.	283,800	3,122,953
Recruit Holdings Co. Ltd.	444,600	23,043,907
Renesas Electronics Corp. (a)	410,800	4,422,358
Resona Holdings, Inc.	701,120	2,632,482
Ricoh Co. Ltd.	219,800	2,401,722
Rinnai Corp.	11,900	1,097,744
ROHM Co. Ltd.	28,700	2,778,305
Ryohin Keikaku Co. Ltd.	82,900	1,676,816
Santen Pharmaceutical Co. Ltd.	118,300	1,597,031
SBI Holdings, Inc. Japan	79,900	1,903,820
SCSK Corp.	17,100	1,025,641
Secom Co. Ltd.	68,900	5,215,083
Seiko Epson Corp.	91,800	1,579,503
Sekisui Chemical Co. Ltd.	125,300	2,147,249
Sekisui House Ltd.	202,400	4,008,631
Seven & i Holdings Co. Ltd.	246,900	11,016,776
SG Holdings Co. Ltd.	105,000	2,811,996
Sharp Corp.	66,800	1,026,012
Shimadzu Corp.	77,600	3,112,347
SHIMANO, Inc.	24,300	6,191,012
SHIMIZU Corp.	181,200	1,334,456
Shin-Etsu Chemical Co. Ltd.	116,000	18,922,995
Shionogi & Co. Ltd.	86,800	4,571,295
Shiseido Co. Ltd.	131,100	8,762,163
Shizuoka Bank Ltd.	147,000	1,061,585
SMC Corp.	18,800	11,104,690
SoftBank Corp.	940,900	12,289,294
SoftBank Group Corp.	410,800	25,833,427
Sohgo Security Services Co., Ltd.	22,300	1,038,722
Sompo Holdings, Inc.	104,000	4,299,576
Sony Group Corp.	413,200	43,165,556
Square Enix Holdings Co. Ltd.	28,100	1,452,322
Stanley Electric Co. Ltd.	42,800	1,108,380
Subaru Corp.	201,900	3,966,725
Sumco Corp.	90,600	2,095,427
Sumitomo Chemical Co. Ltd.	489,100	2,546,019
Sumitomo Corp.	369,200	5,017,398
Sumitomo Dainippon Pharma Co., Ltd.	58,800	1,018,139
Sumitomo Electric Industries Ltd.	247,500	3,516,162
Sumitomo Metal Mining Co. Ltd.	81,030	3,283,933
Sumitomo Mitsui Financial Group, Inc.	427,800	14,420,746
Sumitomo Mitsui Trust Holdings, Inc.	110,900	3,640,388
Sumitomo Realty & Development Co. Ltd.	101,400	3,304,955
Suntory Beverage & Food Ltd.	45,700	1,597,553
Suzuki Motor Corp.	120,800	4,914,808
Sysmex Corp.	54,900	6,500,624
T&D Holdings, Inc.	176,600	2,259,554
Taisei Corp.	62,600	2,109,706
Taisho Pharmaceutical Holdings Co. Ltd.	12,600	702,903
Takeda Pharmaceutical Co. Ltd.	516,603	17,195,921
TDK Corp.	42,500	4,849,253
Terumo Corp.	211,600	8,212,355
THK Co. Ltd.	39,600	1,122,611
TIS, Inc.	73,500	1,899,389
Tobu Railway Co. Ltd.	62,100	1,614,848
Toho Co. Ltd.	36,770	1,600,766
Toho Gas Co. Ltd.	23,200	1,127,168
Tohoku Electric Power Co., Inc.	133,010	1,007,532
Tokio Marine Holdings, Inc.	207,000	9,865,840
Tokyo Century Corp.	12,200	667,244
Tokyo Electric Power Co., Inc. (a)	501,000	1,335,264
Tokyo Electron Ltd.	48,900	20,167,605
Tokyo Gas Co. Ltd.	123,600	2,339,591
Tokyu Corp.	164,100	2,199,384
Toppan, Inc.	86,300	1,463,914
Toray Industries, Inc.	455,100	2,996,463
Toshiba Corp.	134,300	5,753,703
Tosoh Corp.	85,490	1,500,270
Toto Ltd.	46,400	2,405,849
Toyo Suisan Kaisha Ltd.	29,200	1,113,915
Toyota Industries Corp.	48,070	4,004,920
Toyota Motor Corp.	694,930	62,387,671
Toyota Tsusho Corp.	69,640	3,288,043
Trend Micro, Inc.	43,800	2,280,364
Tsuruha Holdings, Inc.	13,000	1,529,830
Unicharm Corp.	132,300	5,284,523
United Urban Investment Corp.	972	1,427,366
USS Co. Ltd.	72,200	1,249,128
Welcia Holdings Co. Ltd.	29,500	1,001,664
West Japan Railway Co.	53,300	2,895,920
Yakult Honsha Co. Ltd.	42,100	2,479,067
Yamada Holdings Co. Ltd.	222,500	1,046,534
Yamaha Corp.	44,000	2,438,217
Yamaha Motor Co. Ltd.	91,900	2,301,239
Yamato Holdings Co. Ltd.	95,600	2,755,206
Yaskawa Electric Corp.	78,700	3,896,966
Yokogawa Electric Corp.	75,000	1,153,814
Z Holdings Corp.	869,600	4,352,507
ZOZO, Inc.	40,900	1,388,747

TOTAL JAPAN		1,276,722,019

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	234,842	8,183,326
Aroundtown SA	321,296	2,517,794
Eurofins Scientific SA	43,738	5,232,003
InPost SA	65,502	1,283,633
Tenaris SA	154,590	1,575,109

TOTAL LUXEMBOURG		18,791,865

Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit	827,000	838,584
HKT Trust/HKT Ltd. unit	1,249,000	1,697,231

TOTAL MULTI-NATIONAL		2,535,815

Netherlands - 5.2%
ABN AMRO Group NV GDR (a)(c)	138,751	1,616,801
Adyen BV (a)(c)	6,463	17,515,064
AEGON NV	587,427	2,501,030
Airbus Group NV (a)	192,733	26,436,956
Akzo Nobel NV	62,462	7,713,347
Argenx SE (a)	15,027	4,588,887
ASM International NV (Netherlands)	15,496	5,494,419
ASML Holding NV (Netherlands)	137,442	105,058,563
CNH Industrial NV	335,281	5,592,043
Davide Campari Milano NV	171,180	2,408,319
EXOR NV	35,604	2,930,281
Ferrari NV	41,301	9,007,420
Heineken Holding NV	37,778	3,717,334
Heineken NV (Bearer)	84,928	9,893,242
ING Groep NV (Certificaten Van Aandelen)	1,278,151	16,399,574
JDE Peet's BV	24,639	829,491
Just Eat Takeaway.com NV (a)(c)	58,782	5,219,999
Koninklijke Ahold Delhaize NV	342,884	10,654,715
Koninklijke DSM NV	56,475	11,385,540
Koninklijke KPN NV	1,102,035	3,618,576
Koninklijke Philips Electronics NV	298,534	13,765,253
Koninklijke Vopak NV	21,664	917,194
NN Group NV	91,944	4,573,245
Prosus NV	159,717	14,249,704
QIAGEN NV (Germany) (a)	75,606	4,052,983
Randstad NV	39,197	2,843,784
Stellantis NV (Italy)	664,492	12,761,826
STMicroelectronics NV (France)	223,685	9,205,481
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	40,849	3,400,237
Wolters Kluwer NV	87,610	9,985,341

TOTAL NETHERLANDS		328,336,649

New Zealand - 0.3%
Auckland International Airport Ltd. (a)	410,617	2,071,197
Fisher & Paykel Healthcare Corp.	188,863	4,151,376
Mercury Nz Ltd.	223,580	1,029,628
Meridian Energy Ltd.	420,404	1,528,914
Ryman Healthcare Group Ltd.	139,418	1,280,207
Spark New Zealand Ltd.	606,301	2,000,111
The a2 Milk Co. Ltd. (a)	243,563	1,055,474
Xero Ltd. (a)	43,265	4,453,893

TOTAL NEW ZEALAND		17,570,800

Norway - 0.5%
Adevinta ASA Class B (a)	89,808	1,726,578
DNB Bank ASA	304,707	6,244,342
Equinor ASA	320,231	6,250,390
Gjensidige Forsikring ASA	65,469	1,499,123
Mowi ASA	144,038	3,671,565
Norsk Hydro ASA	440,716	2,932,083
Orkla ASA	246,164	2,237,411
Schibsted ASA:
(A Shares)	23,868	1,265,432
(B Shares)	32,025	1,480,405
Telenor ASA	228,992	3,976,046
Yara International ASA	57,103	3,007,445

TOTAL NORWAY		34,290,820

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	647,421	1,810,169
Portugal - 0.1%
Energias de Portugal SA	909,869	4,724,237
Galp Energia SGPS SA Class B	164,360	1,603,450
Jeronimo Martins SGPS SA	82,510	1,681,046

TOTAL PORTUGAL		8,008,733

Singapore - 0.9%
Ascendas Real Estate Investment Trust	1,058,289	2,436,888
CapitaLand Ltd.	864,365	2,570,863
CapitaMall Trust	1,491,049	2,365,958
City Developments Ltd.	121,000	611,720
DBS Group Holdings Ltd.	590,905	13,262,055
Genting Singapore Ltd.	2,005,700	1,199,024
Keppel Corp. Ltd.	479,200	1,941,627
Mapletree Commercial Trust	671,400	1,070,316
Mapletree Logistics Trust (REIT)	987,468	1,537,738
Oversea-Chinese Banking Corp. Ltd.	1,101,264	9,997,083
Singapore Airlines Ltd. (a)	444,490	1,673,050
Singapore Exchange Ltd.	264,100	2,315,590
Singapore Technologies Engineering Ltd.	516,600	1,528,887
Singapore Telecommunications Ltd.	2,710,700	4,541,340
United Overseas Bank Ltd.	386,772	7,501,656
UOL Group Ltd.	146,391	788,704
Venture Corp. Ltd.	91,100	1,278,809
Wilmar International Ltd.	632,300	2,029,968

TOTAL SINGAPORE		58,651,276

Spain - 2.2%
ACS Actividades de Construccion y Servicios SA	80,423	2,114,104
Aena SME SA (a)(c)	24,594	3,915,236
Amadeus IT Holding SA Class A (a)	147,614	9,672,917
Banco Bilbao Vizcaya Argentaria SA	2,184,404	13,983,430
Banco Santander SA (Spain)	5,681,218	20,811,183
CaixaBank SA	1,456,468	4,325,581
Cellnex Telecom SA (c)	166,952	10,880,692
EDP Renovaveis SA	94,530	2,220,297
Enagas SA	81,563	1,873,160
Endesa SA	104,224	2,535,769
Ferrovial SA	157,413	4,668,279
Grifols SA	97,769	2,486,579
Iberdrola SA	1,985,024	23,889,948
Industria de Diseno Textil SA	357,409	12,122,030
Naturgy Energy Group SA	95,124	2,458,802
Red Electrica Corporacion SA	141,921	2,815,717
Repsol SA	487,946	5,344,432
Siemens Gamesa Renewable Energy SA	78,152	2,178,634
Telefonica SA	1,711,266	7,828,787

TOTAL SPAIN		136,125,577

Sweden - 3.3%
Alfa Laval AB	103,081	4,303,623
ASSA ABLOY AB (B Shares)	328,343	10,532,027
Atlas Copco AB:
(A Shares)	220,437	14,903,389
(B Shares)	127,299	7,229,739
Boliden AB	89,637	3,493,473
Electrolux AB (B Shares)	74,022	1,941,611
Embracer Group AB (a)	84,026	2,173,759
Epiroc AB:
(A Shares)	215,909	5,029,520
(B Shares)	127,779	2,567,930
EQT AB	78,064	3,763,366
Ericsson (B Shares)	956,344	11,030,643
Essity AB (B Shares)	199,411	6,520,863
Evolution AB (c)	55,660	9,696,080
Fastighets AB Balder (a)	34,372	2,374,944
H&M Hennes & Mauritz AB (B Shares) (a)	239,392	5,008,978
Hexagon AB (B Shares)	645,230	10,680,879
Husqvarna AB (B Shares)	137,287	1,921,737
ICA Gruppen AB	32,043	1,583,836
Industrivarden AB:
(A Shares)	33,608	1,341,447
(C Shares)	53,885	2,063,785
Investor AB (B Shares)	596,847	14,788,749
Kinnevik AB (B Shares)	79,283	3,458,339
L E Lundbergforetagen AB	25,016	1,785,446
Latour Investment AB (B Shares)	48,447	1,893,217
Lundin Petroleum AB	65,650	2,046,891
Nibe Industrier AB (B Shares)	467,067	5,577,632
Sandvik AB	369,924	9,638,720
Securitas AB (B Shares)	102,834	1,813,368
Sinch AB (a)(c)	165,696	3,347,258
Skandinaviska Enskilda Banken AB (A Shares)	533,273	7,220,037
Skanska AB (B Shares)	111,458	3,146,263
SKF AB (B Shares)	125,106	3,325,154
Svenska Cellulosa AB SCA (B Shares)	198,590	3,691,092
Svenska Handelsbanken AB (A Shares)	477,907	5,385,683
Swedbank AB (A Shares)	296,736	5,782,774
Swedish Match Co. AB	531,739	4,761,708
Tele2 AB (B Shares)	164,182	2,411,693
Telia Co. AB	871,155	3,824,282
Volvo AB:
(A Shares)	67,215	1,633,448
(B Shares)	466,681	10,991,540

TOTAL SWEDEN		204,684,923

Switzerland - 9.1%
ABB Ltd. (Reg.)	568,300	20,776,114
Adecco SA (Reg.)	50,822	3,045,337
Alcon, Inc. (Switzerland)	163,742	11,930,200
Baloise Holdings AG	15,224	2,404,984
Banque Cantonale Vaudoise	9,919	885,850
Barry Callebaut AG	1,170	2,965,524
Clariant AG (Reg.)	70,886	1,474,297
Coca-Cola HBC AG	65,587	2,478,802
Compagnie Financiere Richemont SA Series A	171,041	21,887,984
Credit Suisse Group AG	802,058	8,052,102
Ems-Chemie Holding AG	2,299	2,548,100
Geberit AG (Reg.)	12,129	9,959,210
Givaudan SA	3,025	15,100,789
Holcim Ltd.	171,539	10,055,441
Julius Baer Group Ltd.	73,381	4,843,294
Kuehne & Nagel International AG	17,696	5,969,970
Lindt & Spruengli AG	36	4,172,876
Lindt & Spruengli AG (participation certificate)	338	3,787,272
Logitech International SA (Reg.)	56,720	6,202,664
Lonza Group AG	24,397	18,996,140
Nestle SA (Reg. S)	943,852	119,519,672
Novartis AG	727,433	67,271,854
Partners Group Holding AG	7,434	12,708,008
Roche Holding AG:
(Bearer)	10,916	4,687,668
(participation certificate)	229,670	88,724,320
Schindler Holding AG:
(participation certificate)	13,413	4,341,438
(Reg.)	6,512	2,028,687
SGS SA (Reg.)	1,982	6,417,405
Siemens Energy AG (a)	130,980	3,564,303
Sika AG	46,442	16,359,930
Sonova Holding AG Class B	18,054	7,093,248
Straumann Holding AG	3,386	6,279,715
Swatch Group AG (Bearer)	9,607	3,210,287
Swatch Group AG (Bearer) (Reg.)	16,652	1,081,824
Swiss Life Holding AG	10,496	5,422,673
Swiss Prime Site AG	24,742	2,637,125
Swiss Re Ltd.	98,864	8,951,620
Swisscom AG	8,481	5,102,550
Temenos Group AG	21,882	3,478,510
UBS Group AG	1,201,185	19,810,900
Vifor Pharma AG	15,994	2,237,942
Zurich Insurance Group Ltd.	49,296	19,874,905

TOTAL SWITZERLAND		568,341,534

United Kingdom - 12.2%
3i Group PLC	318,776	5,669,447
Abrdn PLC	715,056	2,822,755
Admiral Group PLC	63,164	2,985,131
Anglo American PLC (United Kingdom)	424,264	18,800,824
Antofagasta PLC	129,239	2,684,753
Ashtead Group PLC	147,142	11,015,845
Associated British Foods PLC	116,823	3,259,046
AstraZeneca PLC (United Kingdom)	506,958	58,254,483
Auto Trader Group PLC (c)	316,614	2,868,572
Aveva Group PLC	37,636	2,054,895
Aviva PLC	1,286,450	6,925,565
BAE Systems PLC	1,055,339	8,461,224
Barclays PLC	5,687,564	13,758,669
Barratt Developments PLC	334,194	3,268,431
Berkeley Group Holdings PLC	40,292	2,713,485
BHP Group PLC	691,923	22,401,937
BP PLC	6,667,077	26,761,803
British American Tobacco PLC (United Kingdom)	714,039	26,556,807
British Land Co. PLC	288,692	2,048,945
BT Group PLC (a)	2,924,306	7,056,467
Bunzl PLC	110,357	4,089,543
Burberry Group PLC	132,692	3,806,880
Coca-Cola European Partners PLC	67,130	4,166,088
Compass Group PLC (a)	584,791	12,363,593
Croda International PLC	45,702	5,348,871
Diageo PLC	766,340	37,999,935
Direct Line Insurance Group PLC	447,494	1,851,744
Evraz PLC	167,024	1,425,947
GlaxoSmithKline PLC	1,648,192	32,541,612
Halma PLC	124,337	4,993,013
Hargreaves Lansdown PLC	116,577	2,645,336
Hikma Pharmaceuticals PLC	56,630	2,082,817
HSBC Holdings PLC (United Kingdom)	6,673,461	36,838,780
Imperial Brands PLC	310,095	6,646,514
Informa PLC (a)	492,458	3,388,357
InterContinental Hotel Group PLC (a)	59,959	3,959,909
Intertek Group PLC	52,887	3,790,327
J Sainsbury PLC	546,740	2,152,991
JD Sports Fashion PLC	169,143	2,108,926
Johnson Matthey PLC	63,467	2,621,873
Kingfisher PLC	691,789	3,553,324
Land Securities Group PLC	231,071	2,279,155
Legal & General Group PLC	1,955,172	7,104,039
Lloyds Banking Group PLC	23,211,791	14,676,050
London Stock Exchange Group PLC	106,373	11,091,647
M&G PLC	852,204	2,670,006
Melrose Industries PLC	1,591,944	3,542,696
Mondi PLC	158,921	4,409,168
National Grid PLC	1,163,056	14,870,963
NatWest Group PLC	1,595,022	4,487,371
Next PLC	43,571	4,773,630
NMC Health PLC (a)	55,366	14,948
Ocado Group PLC (a)	159,530	4,113,401
Pearson PLC	246,933	2,975,658
Persimmon PLC	104,662	4,224,744
Phoenix Group Holdings PLC	212,710	2,008,761
Prudential PLC (a)	854,972	16,055,375
Reckitt Benckiser Group PLC	233,535	17,865,347
RELX PLC (London Stock Exchange)	632,913	18,597,895
Rentokil Initial PLC	607,966	4,789,872
Rio Tinto PLC	367,686	31,231,377
Rolls-Royce Holdings PLC	2,743,722	3,789,410
Royal Dutch Shell PLC:
Class A (United Kingdom)	1,342,797	26,991,485
Class B (United Kingdom)	1,215,159	24,010,534
Sage Group PLC	358,612	3,497,270
Schroders PLC	40,664	2,067,045
Segro PLC	390,035	6,600,660
Severn Trent PLC	78,193	3,043,272
Smith & Nephew PLC	287,383	5,864,559
Smiths Group PLC	129,888	2,808,367
Spirax-Sarco Engineering PLC	24,152	5,039,049
SSE PLC	341,613	6,863,842
St. James's Place Capital PLC	176,249	3,887,930
Standard Chartered PLC (United Kingdom)	878,858	5,277,367
Taylor Wimpey PLC	1,196,810	2,738,229
Tesco PLC	2,533,734	8,202,716
Unilever PLC	861,437	49,577,023
United Utilities Group PLC	223,274	3,330,065
Vodafone Group PLC	8,792,167	14,137,378
Whitbread PLC (a)	66,318	2,807,864
WM Morrison Supermarkets PLC	789,644	2,937,191

TOTAL UNITED KINGDOM		763,998,823

TOTAL COMMON STOCKS
(Cost $4,276,917,277)		5,569,719,919

Nonconvertible Preferred Stocks - 0.6%
Germany - 0.6%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	19,483	1,673,288
Fuchs Petrolub AG	22,747	1,133,852
Henkel AG & Co. KGaA	59,067	5,989,432
Porsche Automobil Holding SE (Germany)	50,153	5,428,120
Sartorius AG (non-vtg.)	8,582	5,189,967
Volkswagen AG	60,698	14,796,617
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $24,900,734)		34,211,276

Money Market Funds - 14.1%
Fidelity Cash Central Fund 0.06% (d)	881,237,429	881,413,677
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e)	3,248,238	3,248,563
TOTAL MONEY MARKET FUNDS
(Cost $884,662,240)		884,662,240
TOTAL INVESTMENT IN SECURITIES - 103.5%
(Cost $5,186,480,251)		6,488,593,435
NET OTHER ASSETS (LIABILITIES) - (3.5)%(f)		(216,763,228)
NET ASSETS - 100%		$6,271,830,207

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	5,762	Sept. 2021	$668,219,140	$1,748,042	$1,748,042

The notional amount of futures purchased as a percentage of Net Assets is 10.7%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $117,933,448 or 1.9% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Includes $41,092,920 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,956
Fidelity Securities Lending Cash Central Fund	217,172
Total	$238,128

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$40,285,529	$2,006,284,459	$1,165,156,413	$102	$--	$881,413,677	1.3%
Fidelity Securities Lending Cash Central Fund 0.06%	19,215,112	127,015,464	142,982,013	--	--	3,248,563	0.0%
Total	$59,500,641	$2,133,299,923	$1,308,138,426	$102	$--	$884,662,240

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market. Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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